Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Deposit at third-party payment channels (i)	190,238	258,039
Advance to suppliers (ii)	140,022	94,100
Interest receivable	54,920	87,057
Input VAT (iii)	24,164	69,075
Prepaid income tax and other expenses	52,499	55,084
Deferred platform commission cost	27,925	36,189
Advance to game developers	6,012	8,463
Game promotions fees paid on behalf of game developers	17,840	3,069
Others	24,562	9,903

	538,182	620,979

(i)

Deposit at third party payment channels are mainly the cash deposited in certain third party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items to withdraw their revenue sharing and the customer payment to the Group’s account through the third party payment channels.

(ii)	Advance to suppliers were primarily for advertising fees, live video broadcasting service fees and other professional service fees.

(iii)

Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.